Offsets	Jan. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Initial Filing Date	Apr. 01, 2024
Fee Offset Claimed	$ 1,320.49
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary Shares, par value HK$0.0005 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 8,625,000.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-278407) was initially filed on April 1, 2024 and was declared effective on September 30, 2025. The Registration Statement was further supplemented by a post-effective amendment and such registration statement, as supplemented, was declared effective on December 4, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 26, 2026.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Initial Filing Date	Apr. 01, 2024
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Underwriter' warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-278407) was initially filed on April 1, 2024 and was declared effective on September 30, 2025. The Registration Statement was further supplemented by a post-effective amendment and such registration statement, as supplemented, was declared effective on December 4, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 26, 2026.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Initial Filing Date	Apr. 01, 2024
Fee Offset Claimed	$ 99.04
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares underlying underwriter's warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 646,875.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-278407) was initially filed on April 1, 2024 and was declared effective on September 30, 2025. The Registration Statement was further supplemented by a post-effective amendment and such registration statement, as supplemented, was declared effective on December 4, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 26, 2026.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Initial Filing Date	Apr. 01, 2024
Fee Offset Claimed	$ 2,985.45
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, par value HK$0.0005 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 19,500,000.00
Termination / Withdrawal Statement	The Registrant’s Registration Statement on Form F-1 (Registration No. 333-278407) was initially filed on April 1, 2024 and was declared effective on September 30, 2025. The Registration Statement was further supplemented by a post-effective amendment and such registration statement, as supplemented, was declared effective on December 4, 2025. There were no sales of the Registrant’s securities under such Registration Statement and the Registrant requested the Commission’s consent to the withdrawal of such Registration Statement on January 26, 2026.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Filing Date	Aug. 05, 2025
Fee Paid with Fee Offset Source	$ 1,666.98
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Xinxu Copper Industry Technology Ltd
Form or Filing Type	F-1
File Number	333-278407
Filing Date	Apr. 01, 2024
Fee Paid with Fee Offset Source	$ 2,738.00